Financial Instruments (Foreign Exchange Risk and Its Classification on Balance Sheet) (Details) - Foreign Exchange Contract $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($)
Derivatives, Fair Value
Net derivative fair value assets	$ 0.5
Net derivative fair value liabilities	10.1
Potential effect of rights of set off associated with the foreign exchange contracts	$ 1.4
Number of swap and forward foreign exchange contracts outstanding | contract	39
Swaps and forward contracts maturity	90 days
Prepaid expenses and other current assets
Derivatives, Fair Value
Assets	$ 1.9	$ 12.6
Other current liabilities
Derivatives, Fair Value
Liabilities	$ 11.5	$ 7.8